PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 2) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
U.S.
Defined Benefit Plans
Total plan assets	$ 704.9	$ 778.9	$ 747.4
U.S. | Total
Defined Benefit Plans
Total plan assets	704.9	778.9
U.S. | Cash | Total
Defined Benefit Plans
Total plan assets at fair value		1.3
U.S. | Liability hedging portfolio | Total
Defined Benefit Plans
Total plan assets at fair value	335.9	371.5
U.S. | Growth portfolio | Total
Defined Benefit Plans
Total plan assets at fair value	368.9	406.0
U.S. | Other assets | Total
Defined Benefit Plans
Other assets (payables)	0.1	0.1
U.S. | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value		1.3
Int'l
Defined Benefit Plans
Total plan assets	552.1	618.1	$ 566.6
Int'l | Total
Defined Benefit Plans
Total plan assets	552.1	618.1
Int'l | Cash | Total
Defined Benefit Plans
Total plan assets at fair value	0.8	0.6
Int'l | Pooled funds - Fixed income securities | Total
Defined Benefit Plans
Total plan assets at fair value	275.7	328.4
Int'l | Mutual Funds | Total
Defined Benefit Plans
Total plan assets at fair value		0.3
Int'l | Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	218.1	230.7
Int'l | Other Investments | Total
Defined Benefit Plans
Total plan assets at fair value	36.1	33.5
Int'l | Insurance contracts | Total
Defined Benefit Plans
Total plan assets at fair value	21.4	24.6
Int'l | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	0.8	0.6
Int'l | Quoted Prices in Active Markets (Level 1) | Mutual Funds
Defined Benefit Plans
Total plan assets at fair value		0.3
Int'l | Level 3 | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 21.4	$ 24.6